Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 5,578	$ 6,718	$ 6,272
Financial effects of modifications [Abstract]
Charge-offs	$ 262	$ 485	$ 198
Weighted average interest rate reduction	5.92%	4.13%	3.77%
Loans and Leases Receivable, Net Amount	$ 945,766	$ 956,185
Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	287	408	$ 470
troubled debt restructuring balance [Member]
Financial effects of modifications [Abstract]
Loans and Leases Receivable, Net Amount	17,800	20,800
Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	646	888	817
Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	4,645	5,422	4,985
Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	774	1,128	1,162
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,100	1,600	2,100
Principal Forgiveness [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	32	67	100
Commercial Portfolio Segment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	3,616	4,100	2,998
Financial effects of modifications [Abstract]
Charge-offs	$ 193	$ 361	$ 63
Weighted average interest rate reduction	1.00%	1.51%	1.36%
Commercial Portfolio Segment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 29	$ 44	$ 35
Commercial Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	105	262	181
Commercial Portfolio Segment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	3,482	3,794	2,782
Commercial Portfolio Segment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	105	262	181
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,981	3,326	1,849
Financial effects of modifications [Abstract]
Charge-offs	$ 173	$ 360	$ 62
Weighted average interest rate reduction	0.64%	1.91%	1.11%
Commercial and Industrial Loans [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 24	$ 42	$ 10
Commercial and Industrial Loans [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	45	130	33
Commercial and Industrial Loans [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,912	3,154	1,806
Commercial and Industrial Loans [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	45	130	33
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	571	667	1,051
Financial effects of modifications [Abstract]
Charge-offs	$ 20	$ 1	$ 1
Weighted average interest rate reduction	1.28%	1.15%	1.47%
Commercial Real Estate Mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 5	$ 2	$ 14
Commercial Real Estate Mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	59	105	133
Commercial Real Estate Mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	507	560	904
Commercial Real Estate Mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	59	105	133
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	27	99	98
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.69%	1.02%	0.95%
Commercial Real Estate Construction [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 11
Commercial Real Estate Construction [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1	27	15
Commercial Real Estate Construction [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	26	72	72
Commercial Real Estate Construction [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1	27	15
Lease Financing [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	37	8	0
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Lease Financing [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Lease Financing [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Lease Financing [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	37	8	0
Lease Financing [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Consumer Portfolio Segment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,962	2,618	3,274
Financial effects of modifications [Abstract]
Charge-offs	$ 69	$ 124	$ 135
Weighted average interest rate reduction	6.70%	4.92%	4.21%
Consumer Portfolio Segment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 258	$ 364	$ 435
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	541	626	636
Consumer Portfolio Segment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,163	1,628	2,203
Consumer Portfolio Segment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	669	866	981
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,406	2,037	2,631
Financial effects of modifications [Abstract]
Charge-offs	$ 15	$ 49	$ 53
Weighted average interest rate reduction	2.57%	2.69%	2.50%
Real estate 1-4 family first mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 231	$ 338	$ 400
Real estate 1-4 family first mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	140	288	339
Real estate 1-4 family first mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,035	1,411	1,892
Real estate 1-4 family first mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	257	507	656
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	188	238	305
Financial effects of modifications [Abstract]
Charge-offs	$ 14	$ 37	$ 43
Weighted average interest rate reduction	3.26%	3.07%	3.09%
Real estate 1-4 family junior lien mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 25	$ 23	$ 34
Real estate 1-4 family junior lien mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	82	109	99
Real estate 1-4 family junior lien mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	81	106	172
Real estate 1-4 family junior lien mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	93	130	127
Credit Card [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	257	180	166
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	11.98%	12.09%	11.44%
Credit Card [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Credit Card [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	257	180	166
Credit Card [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Credit Card [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	257	180	166
Automobile [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	84	75	93
Financial effects of modifications [Abstract]
Charge-offs	$ 39	$ 36	$ 38
Weighted average interest rate reduction	5.89%	6.07%	8.28%
Automobile [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 2	$ 2	$ 1
Automobile [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	15	16	5
Automobile [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	67	57	87
Automobile [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	15	16	5
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	55	44	35
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 2	$ 1
Weighted average interest rate reduction	7.47%	6.83%	5.94%
Other revolving credit and installment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 1	$ 0
Other revolving credit and installment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	47	33	27
Other revolving credit and installment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	8	10	8
Other revolving credit and installment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	47	33	27
Trial modifications [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	(28)	44	44
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Trial modifications [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Trial modifications [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Trial modifications [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	(28)	44	44
Trial modifications [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0